Property, plant and equipment	12 Months Ended
Dec. 31, 2021
Disclosure Of Property Plant And Equipment [Abstract]
Property, plant and equipment
16 Property, plant and equipment

Accounting policy
Property, plant and equipment are stated in the statement of financial position at cost less accumulated depreciation. No depreciation is provided on freehold land. Freehold buildings and long leaseholds are depreciated over their estimated useful lives up to a maximum of 50 years. Short leases are written off over the duration of the lease. Depreciation is provided on other assets on a straight-line basis over their estimated useful lives as follows:

– land and buildings: land – not depreciated; leasehold improvements – shorter of life of lease and 10 years

  – fixtures and equipment: plant – 3 to 20 years; office furniture, fixtures and fittings – 5 to 10 years; computer systems, communication networks and equipment – 3 to 7 years

	2021				2020
	Land and buildings £m	Fixtures and equipment £m	Total £m	Land and buildings £m	Fixtures and equipment £m	Total £m
Cost
At start of year	206	527	733	213	602	815
Acquisitions	–	1	1	–	3	3
Capital expenditure	5	23	28	4	39	43
Disposals	(43)	(32)	(75)	(7)	(111)	(118)
Exchange translation differences	(1)	(3)	(4)	(4)	(6)	(10)
At end of year	167	516	683	206	527	733

Accumulated depreciation
At start of year	143	428	571	143	492	635
Charge for the year	6	46	52	9	51	60
Disposals	(37)	(31)	(68)	(7)	(111)	(118)
Exchange translation differences	(1)	(2)	(3)	(2)	(4)	(6)
At end of year	111	441	552	143	428	571

Net book amount	56	75	131	63	99	162
No depreciation is provided on freehold land of £10m (2020: £13m).
Amounts relating to
right-of-use
assets under IFRS 16 can be found in note 22.